Vessels held for sale (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Impairment of Long-Lived Assets to be Disposed of	$ 12,480	$ 783
M V Free Hero [Member]
Impairment of Long-Lived Assets to be Disposed of	2,880	728
M V Free Jupiter [Member]
Impairment of Long-Lived Assets to be Disposed of	3,360
M V Free Impala [Member]
Impairment of Long-Lived Assets to be Disposed of	3,360	55
M V Free Neptune [Member]
Impairment of Long-Lived Assets to be Disposed of	$ 2,880